Share-Based Compensation - Summary of Stock Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 56.88
Options Outstanding, Number	9,191,480	9,044,237	9,947,583
Options Outstanding, Weighted Average Remaining Life in Years	6 years
Options Outstanding, Weighted Average Exercise Price	$ 56.88	$ 58.41	$ 69.54
Options Exercisable, Number	6,325,088
Options Exercisable, Weighted Average Exercise Price	$ 60.71
$37.84 to $40.23 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 38.21
Options Outstanding, Number	1,345,235
Options Outstanding, Weighted Average Remaining Life in Years	6 years
Options Exercisable, Number	1,170,022
Options Exercisable, Weighted Average Exercise Price	$ 38.26
$40.24 to $45.40 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 43.61
Options Outstanding, Number	1,934,844
Options Outstanding, Weighted Average Remaining Life in Years	7 years
Options Exercisable, Number	1,067,346
Options Exercisable, Weighted Average Exercise Price	$ 42.88
$45.41 to $49.51 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 46.46
Options Outstanding, Number	1,371,872
Options Outstanding, Weighted Average Remaining Life in Years	7 years
Options Exercisable, Number	788,169
Options Exercisable, Weighted Average Exercise Price	$ 46.38
$49.52 to $52.75 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 51.96
Options Outstanding, Number	912,183
Options Outstanding, Weighted Average Remaining Life in Years	5 years
Options Exercisable, Number	912,183
Options Exercisable, Weighted Average Exercise Price	$ 51.96
$52.76 to $77.62 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 58.58
Options Outstanding, Number	1,814,520
Options Outstanding, Weighted Average Remaining Life in Years	8 years
Options Exercisable, Number	574,542
Options Exercisable, Weighted Average Exercise Price	$ 69.47
$77.63 to $130.78 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 93.56
Options Outstanding, Number	1,812,826
Options Outstanding, Weighted Average Remaining Life in Years	3 years
Options Exercisable, Number	1,812,826
Options Exercisable, Weighted Average Exercise Price	$ 93.56